AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 95.4%
Aerospace & Defense — 0.6%
AerSale Corp.*	77,100	$389,355
Kratos Defense & Security Solutions, Inc.*(a)	74,713	1,740,813
Moog, Inc. (Class A Stock)	8,252	1,667,069
National Presto Industries, Inc.	5,400	405,756
V2X, Inc.*	43,462	2,427,787
		6,630,780
Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	13,300	215,327
Radiant Logistics, Inc.*	45,976	295,626
		510,953
Automobile Components — 1.1%
Adient PLC*	36,000	812,520
Dana, Inc.	40,312	425,695
Fox Factory Holding Corp.*	7,900	327,850
Goodyear Tire & Rubber Co. (The)*(a)	87,914	778,039
Modine Manufacturing Co.*(a)	16,459	2,185,590
Patrick Industries, Inc.	11,198	1,594,259
Phinia, Inc.	97,460	4,486,084
Visteon Corp.*	7,500	714,300
		11,324,337
Automobiles — 0.1%
Harley-Davidson, Inc.(a)	22,000	847,660
Banks — 16.3%
1st Source Corp.	8,443	505,567
Amalgamated Financial Corp.	32,967	1,034,175
Amerant Bancorp, Inc.	47,327	1,011,378
Ameris Bancorp	91,981	5,738,695
Arrow Financial Corp.	8,100	232,146
Associated Banc-Corp.	51,556	1,110,516
Atlantic Union Bankshares Corp.	56,506	2,128,581
Axos Financial, Inc.*	7,799	490,401
Banc of California, Inc.	273,461	4,028,081
Bancorp, Inc. (The)*	9,132	488,562
Bank of Marin Bancorp	25,300	508,277
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	65,415	2,412,505
BankUnited, Inc.	42,358	1,543,526
Banner Corp.	59,391	3,537,328
BayCom Corp.	8,600	203,992
BCB Bancorp, Inc.	16,800	207,312
Berkshire Hills Bancorp, Inc.	17,500	471,275
Bridgewater Bancshares, Inc.*	20,569	291,463
Brookline Bancorp, Inc.	98,691	995,792
Business First Bancshares, Inc.	25,836	663,210
Byline Bancorp, Inc.	36,329	972,527
Camden National Corp.(a)	10,400	429,728
Capital City Bank Group, Inc.	4,988	176,027
Capitol Federal Financial, Inc.	114,073	666,186
Carter Bankshares, Inc.*	12,200	212,158
Cathay General Bancorp	11,600	498,220
Central Pacific Financial Corp.	39,676	1,170,839
Civista Bancshares, Inc.	12,200	217,404
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
CNB Financial Corp.	19,896	$478,698
Columbia Banking System, Inc.(a)	66,235	1,729,396
Community Financial System, Inc.	27,409	1,591,641
Community Trust Bancorp, Inc.	15,368	763,175
ConnectOne Bancorp, Inc.	152,225	3,813,236
CrossFirst Bankshares, Inc.*	41,045	685,041
Customers Bancorp, Inc.*	21,486	998,025
CVB Financial Corp.	88,922	1,584,590
Dime Community Bancshares, Inc.	56,368	1,623,398
Eagle Bancorp, Inc.	40,000	903,200
Eastern Bankshares, Inc.	254,593	4,172,779
Enterprise Financial Services Corp.	46,382	2,377,541
Equity Bancshares, Inc. (Class A Stock)	25,427	1,039,456
FB Financial Corp.	45,175	2,120,063
Financial Institutions, Inc.	12,500	318,375
First BanCorp. (Puerto Rico)	105,246	2,228,058
First Bancshares, Inc. (The)	30,762	988,383
First Busey Corp.	8,800	228,976
First Business Financial Services, Inc.	3,800	173,242
First Commonwealth Financial Corp.	5,963	102,265
First Financial Bankshares, Inc.(a)	35,610	1,317,926
First Financial Corp.	29,953	1,313,439
First Foundation, Inc.	87,222	544,265
First Hawaiian, Inc.	33,000	763,950
First Internet Bancorp	13,700	469,362
First Interstate BancSystem, Inc. (Class A Stock)	19,892	610,287
First Merchants Corp.	125,906	4,683,703
First Mid Bancshares, Inc.	10,513	409,061
First of Long Island Corp. (The)	34,300	441,441
Flushing Financial Corp.	45,600	664,848
FS Bancorp, Inc.	4,100	182,409
Glacier Bancorp, Inc.(a)	51,736	2,364,335
Great Southern Bancorp, Inc.	5,200	298,012
Hancock Whitney Corp.	51,773	2,649,224
Hanmi Financial Corp.	83,030	1,544,358
Heartland Financial USA, Inc.	5,292	300,056
Heritage Commerce Corp.	237,852	2,349,978
Heritage Financial Corp.	20,400	444,108
Hilltop Holdings, Inc.	44,860	1,442,698
Hingham Institution for Savings The(a)	800	194,648
Home Bancorp, Inc.	2,400	106,992
Home BancShares, Inc.	147,282	3,989,869
HomeStreet, Inc.	9,600	151,296
HomeTrust Bancshares, Inc.	8,122	276,798
Hope Bancorp, Inc.	180,385	2,265,636
Horizon Bancorp, Inc.	39,300	611,115
Independent Bank Corp.	13,848	818,832
Independent Bank Corp.	17,400	580,290
Independent Bank Group, Inc.	4,200	242,172
Investar Holding Corp.	13,100	254,140
Kearny Financial Corp.	73,500	504,945
Live Oak Bancshares, Inc.	11,088	525,239
Mercantile Bank Corp.	8,488	371,095
Metropolitan Bank Holding Corp.*	243	12,777
Mid Penn Bancorp, Inc.	5,672	169,196
Midland States Bancorp, Inc.	23,533	526,669
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
MidWestOne Financial Group, Inc.	45,837	$1,307,730
MVB Financial Corp.	2,409	46,638
National Bank Holdings Corp. (Class A Stock)	4,943	208,100
NB Bancorp, Inc.*	22,500	417,600
NBT Bancorp, Inc.	22,589	999,111
Northeast Bank	16,282	1,255,831
Northeast Community Bancorp, Inc.	14,094	372,786
Northfield Bancorp, Inc.	59,300	687,880
Northrim BanCorp, Inc.	6,100	434,442
OceanFirst Financial Corp.	164,388	3,055,973
OFG Bancorp (Puerto Rico)	43,650	1,960,758
Old National Bancorp(a)	222,614	4,153,977
Old Second Bancorp, Inc.	72,837	1,135,529
Origin Bancorp, Inc.	48,783	1,568,861
Orrstown Financial Services, Inc.	4,056	145,854
Pacific Premier Bancorp, Inc.	95,551	2,404,063
Parke Bancorp, Inc.	5,200	108,680
Pathward Financial, Inc.	24,242	1,600,214
PCB Bancorp	5,300	99,587
Peapack-Gladstone Financial Corp.	63,340	1,736,149
Pinnacle Financial Partners, Inc.	33,144	3,247,118
Popular, Inc. (Puerto Rico)	15,588	1,563,009
Preferred Bank(a)	42,106	3,379,006
Premier Financial Corp.	47,536	1,116,145
Primis Financial Corp.	25,400	309,372
Provident Financial Services, Inc.	44,721	830,022
QCR Holdings, Inc.	20,801	1,539,898
RBB Bancorp	8,700	200,274
Renasant Corp.(a)	70,874	2,303,405
S&T Bancorp, Inc.	30,819	1,293,473
Sandy Spring Bancorp, Inc.(a)	30,900	969,333
Seacoast Banking Corp. of Florida	6,661	177,516
Shore Bancshares, Inc.	19,092	267,097
Sierra Bancorp	14,740	425,691
Simmons First National Corp. (Class A Stock)	44,700	962,838
South Plains Financial, Inc.	15,102	512,260
Southern First Bancshares, Inc.*	6,583	224,349
Southern Missouri Bancorp, Inc.	4,309	243,415
Southside Bancshares, Inc.	15,281	510,844
SouthState Corp.	54,644	5,310,304
Stock Yards Bancorp, Inc.	18,425	1,142,166
Texas Capital Bancshares, Inc.*	7,044	503,364
Tompkins Financial Corp.	6,700	387,193
Towne Bank	22,409	740,842
TriCo Bancshares	55,834	2,381,320
TrustCo Bank Corp.	18,200	601,874
UMB Financial Corp.	8,167	858,433
United Bankshares, Inc.	15,801	586,217
Unity Bancorp, Inc.	4,882	166,281
Univest Financial Corp.	24,700	695,058
Valley National Bancorp(a)	332,796	3,015,132
Veritex Holdings, Inc.	71,388	1,878,932
WaFd, Inc.	23,577	821,658
Washington Trust Bancorp, Inc.	22,600	727,946
WesBanco, Inc.	8,063	240,116
Western Alliance Bancorp	36,907	3,192,086
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Wintrust Financial Corp.	42,435	$4,605,471
WSFS Financial Corp.	10,012	510,512
		166,400,311
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)*	99,700	579,257
MGP Ingredients, Inc.(a)	5,200	432,900
Primo Water Corp.	85,312	2,154,128
		3,166,285
Biotechnology — 2.2%
ACELYRIN, Inc.*	96,425	475,375
Agios Pharmaceuticals, Inc.*	11,220	498,505
Akero Therapeutics, Inc.*(a)	20,533	589,092
Alkermes PLC*	21,790	609,902
Aurinia Pharmaceuticals, Inc. (Canada)*	45,185	331,206
Avidity Biosciences, Inc.*	6,972	320,224
Beam Therapeutics, Inc.*	34,202	837,949
Biohaven Ltd.*	1,104	55,167
Catalyst Pharmaceuticals, Inc.*	56,954	1,132,245
Celldex Therapeutics, Inc.*	7,547	256,523
CG oncology, Inc.*	10,999	414,992
Crinetics Pharmaceuticals, Inc.*	7,363	376,249
Cytokinetics, Inc.*(a)	37,676	1,989,293
Denali Therapeutics, Inc.*(a)	11,126	324,100
Enanta Pharmaceuticals, Inc.*	21,584	223,610
Erasca, Inc.*(a)	229,560	626,699
Halozyme Therapeutics, Inc.*(a)	20,047	1,147,490
Intellia Therapeutics, Inc.*	41,383	850,421
Madrigal Pharmaceuticals, Inc.*(a)	988	209,673
Myriad Genetics, Inc.*	87,687	2,401,747
Prothena Corp. PLC (Ireland)*	16,732	279,926
Relay Therapeutics, Inc.*	76,034	538,321
REVOLUTION Medicines, Inc.*	16,813	762,470
Syndax Pharmaceuticals, Inc.*	55,039	1,059,501
Travere Therapeutics, Inc.*	47,330	662,147
Ultragenyx Pharmaceutical, Inc.*	8,459	469,897
Veracyte, Inc.*	78,267	2,664,209
Verve Therapeutics, Inc.*	16,092	77,885
Vir Biotechnology, Inc.*	70,445	527,633
Viridian Therapeutics, Inc.*	41,756	949,949
Xenon Pharmaceuticals, Inc. (Canada)*	9,703	382,007
Zentalis Pharmaceuticals, Inc.*	52,214	192,148
		22,236,555
Broadline Retail — 0.1%
Nordstrom, Inc.	18,800	422,812
Ollie’s Bargain Outlet Holdings, Inc.*	8,602	836,114
		1,258,926
Building Products — 1.9%
American Woodmark Corp.*	6,200	579,390
Apogee Enterprises, Inc.	6,200	434,093
Armstrong World Industries, Inc.	5,100	670,293
AZZ, Inc.(a)	39,730	3,282,095

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Gibraltar Industries, Inc.*	1,359	$95,035
Griffon Corp.	58,390	4,087,300
Insteel Industries, Inc.	17,200	534,748
Janus International Group, Inc.*(a)	216,913	2,192,990
JELD-WEN Holding, Inc.*	22,500	355,725
Masterbrand, Inc.*	103,366	1,916,406
Quanex Building Products Corp.	10,958	304,085
Resideo Technologies, Inc.*	136,815	2,755,454
UFP Industries, Inc.(a)	17,373	2,279,511
		19,487,125
Capital Markets — 2.1%
BGC Group, Inc. (Class A Stock)	276,597	2,539,161
Blue Owl Capital Corp.	54,135	788,747
Diamond Hill Investment Group, Inc.	2,500	404,025
DigitalBridge Group, Inc.(a)	24,491	346,058
Evercore, Inc. (Class A Stock)(a)	8,418	2,132,616
Federated Hermes, Inc.	24,200	889,834
Golub Capital BDC, Inc.	52,215	788,969
Marex Group PLC (United Kingdom)	39,570	934,643
Open Lending Corp.*	54,323	332,457
Perella Weinberg Partners(a)	140,611	2,715,198
Piper Sandler Cos.(a)	8,236	2,337,459
Stifel Financial Corp.	22,698	2,131,342
StoneX Group, Inc.*	22,751	1,862,852
Victory Capital Holdings, Inc. (Class A Stock)	11,928	660,811
Virtu Financial, Inc. (Class A Stock)	29,900	910,754
Virtus Investment Partners, Inc.	8,150	1,707,018
		21,481,944
Chemicals — 1.8%
AdvanSix, Inc.	18,010	547,144
American Vanguard Corp.	31,900	169,070
Arcadium Lithium PLC (Argentina)*(a)	209,857	598,093
Ashland, Inc.(a)	22,235	1,933,778
Avient Corp.	44,545	2,241,505
Cabot Corp.	4,300	480,611
Ecovyst, Inc.*	270,175	1,850,699
Element Solutions, Inc.	39,481	1,072,304
HB Fuller Co.	33,772	2,680,821
Huntsman Corp.	35,100	849,420
Ingevity Corp.*	13,800	538,200
Innospec, Inc.	11,367	1,285,494
Methanex Corp. (Canada)	32,221	1,332,016
Minerals Technologies, Inc.	8,614	665,259
Orion SA (Germany)	44,936	800,310
Perimeter Solutions SA*	18,234	245,247
Tronox Holdings PLC	102,599	1,501,023
		18,790,994
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	51,625	2,723,735
ACCO Brands Corp.	21,914	119,870
Brady Corp. (Class A Stock)	17,052	1,306,695
BrightView Holdings, Inc.*(a)	73,097	1,150,547
Brink’s Co. (The)	58,306	6,742,506
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Ennis, Inc.	32,658	$794,242
GEO Group, Inc. (The)*	18,698	240,269
Healthcare Services Group, Inc.*	93,109	1,040,027
Interface, Inc.	26,000	493,220
MillerKnoll, Inc.(a)	20,800	515,008
Steelcase, Inc. (Class A Stock)	29,300	395,257
UniFirst Corp.	3,200	635,680
		16,157,056
Communications Equipment — 0.4%
Aviat Networks, Inc.*	36,268	784,477
Clearfield, Inc.*(a)	32,791	1,277,537
Digi International, Inc.*	32,046	882,226
NETGEAR, Inc.*	44,512	892,911
		3,837,151
Construction & Engineering — 2.0%
API Group Corp.*	32,128	1,060,866
Arcosa, Inc.	52,667	4,990,725
Comfort Systems USA, Inc.	1,165	454,758
Concrete Pumping Holdings, Inc.*	31,900	184,701
Fluor Corp.*	15,524	740,650
Granite Construction, Inc.	51,581	4,089,342
MYR Group, Inc.*	8,664	885,721
Primoris Services Corp.	49,454	2,872,288
Sterling Infrastructure, Inc.*	7,293	1,057,631
Tutor Perini Corp.*(a)	76,924	2,089,256
Valmont Industries, Inc.	4,476	1,297,816
WillScot Holdings Corp.*(a)	29,191	1,097,582
		20,821,336
Construction Materials — 0.4%
Knife River Corp.*	18,323	1,637,893
Summit Materials, Inc. (Class A Stock)*	66,003	2,576,097
		4,213,990
Consumer Finance — 1.6%
Bread Financial Holdings, Inc.	16,600	789,828
Encore Capital Group, Inc.*	46,148	2,181,416
Enova International, Inc.*	22,869	1,916,194
FirstCash Holdings, Inc.	37,797	4,339,096
LendingClub Corp.*	54,436	622,203
Navient Corp.	48,800	760,792
SLM Corp.(a)	271,814	6,216,386
		16,825,915
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The)	27,764	1,392,087
Sprouts Farmers Market, Inc.*	9,720	1,073,185
		2,465,272
Containers & Packaging — 0.4%
Greif, Inc. (Class A Stock)	24,737	1,550,021
Myers Industries, Inc.	41,600	574,912
O-I Glass, Inc.*	82,011	1,075,984
Silgan Holdings, Inc.	13,100	687,750

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
TriMas Corp.	24,000	$612,720
		4,501,387
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.*	28,703	2,166,503
Frontdoor, Inc.*	58,537	2,809,191
Grand Canyon Education, Inc.*	10,384	1,472,970
Laureate Education, Inc. (Class A Stock)(a)	209,879	3,486,090
Perdoceo Education Corp.(a)	76,941	1,711,168
Stride, Inc.*(a)	4,465	380,909
		12,026,831
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	16,869	323,885
American Assets Trust, Inc.	16,823	449,511
Armada Hoffler Properties, Inc.	15,538	168,276
Broadstone Net Lease, Inc.(a)	84,806	1,607,074
Empire State Realty Trust, Inc. (Class A Stock)	158,850	1,760,058
Essential Properties Realty Trust, Inc.(a)	45,833	1,565,197
		5,874,001
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc.*(a)	14,830	387,805
ATN International, Inc.	3,110	100,577
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	18,409	176,358
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	185,954	1,764,704
Lumen Technologies, Inc.*	106,690	757,499
		3,186,943
Electric Utilities — 1.6%
ALLETE, Inc.	12,300	789,537
IDACORP, Inc.	25,629	2,642,094
MGE Energy, Inc.(a)	18,172	1,661,829
Otter Tail Corp.(a)	8,700	679,992
Portland General Electric Co.	109,801	5,259,468
TXNM Energy, Inc.	113,066	4,948,899
		15,981,819
Electrical Equipment — 0.7%
Acuity Brands, Inc.	6,923	1,906,525
EnerSys	14,005	1,429,210
NEXTracker, Inc. (Class A Stock)*(a)	12,996	487,090
Preformed Line Products Co.	1,400	179,312
Sensata Technologies Holding PLC	36,628	1,313,480
Sunrun, Inc.*	52,329	945,062
Thermon Group Holdings, Inc.*	26,800	799,712
		7,060,391
Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries, Inc.	12,209	1,284,875
Arrow Electronics, Inc.*	15,455	2,052,888
Avnet, Inc.	64,267	3,490,341
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Bel Fuse, Inc. (Class A Stock)(a)	3,797	$377,536
Belden, Inc.	19,996	2,342,131
Benchmark Electronics, Inc.	28,462	1,261,436
Crane NXT Co.(a)	13,000	729,300
Daktronics, Inc.*	69,952	903,080
ePlus, Inc.*	7,700	757,218
Insight Enterprises, Inc.*	7,823	1,684,996
IPG Photonics Corp.*	8,500	631,720
Itron, Inc.*	6,000	640,860
Kimball Electronics, Inc.*	19,200	355,392
Knowles Corp.*	266,334	4,802,002
Methode Electronics, Inc.	73,000	873,080
OSI Systems, Inc.*	18,341	2,784,714
PC Connection, Inc.	3,100	233,833
Plexus Corp.*	7,216	986,499
Rogers Corp.*	8,374	946,346
Sanmina Corp.*	45,774	3,133,230
ScanSource, Inc.*	32,800	1,575,384
TTM Technologies, Inc.*	123,158	2,247,634
Vishay Intertechnology, Inc.	54,440	1,029,460
Vishay Precision Group, Inc.*	19,554	506,449
		35,630,404
Energy Equipment & Services — 2.7%
Archrock, Inc.	92,104	1,864,185
Atlas Energy Solutions, Inc.(a)	29,944	652,779
Cactus, Inc. (Class A Stock)(a)	26,037	1,553,628
ChampionX Corp.	65,762	1,982,724
Expro Group Holdings NV*	148,476	2,549,333
Helix Energy Solutions Group, Inc.*	15,190	168,609
Helmerich & Payne, Inc.(a)	16,690	507,710
Innovex International, Inc.*	38,500	565,180
Kodiak Gas Services, Inc.	78,073	2,264,117
Liberty Energy, Inc.(a)	107,874	2,059,314
National Energy Services Reunited Corp.*(a)	74,100	689,130
Newpark Resources, Inc.*(a)	110,051	762,653
Noble Corp. PLC(a)	78,320	2,830,485
Oil States International, Inc.*	59,000	271,400
Patterson-UTI Energy, Inc.	298,578	2,284,122
ProFrac Holding Corp. (Class A Stock)*(a)	55,900	379,561
ProPetro Holding Corp.*	59,000	451,940
RPC, Inc.(a)	58,600	372,696
Select Water Solutions, Inc. (Class A Stock)(a)	220,452	2,453,631
Tidewater, Inc.*	5,054	362,827
Valaris Ltd.*(a)	16,525	921,269
Weatherford International PLC	21,951	1,864,079
		27,811,372
Entertainment — 0.2%
Cinemark Holdings, Inc.*	5,300	147,552
Liberty Media Corp.-Liberty Live (Class A Stock)*	32,145	1,591,499
Vivid Seats, Inc. (Class A Stock)*(a)	199,998	739,993
		2,479,044

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services — 4.7%
Cannae Holdings, Inc.(a)	20,937	$399,059
Cass Information Systems, Inc.	4,700	194,956
Enact Holdings, Inc.	103,976	3,777,448
Essent Group Ltd.	103,630	6,662,373
Euronet Worldwide, Inc.*	8,300	823,609
Federal Agricultural Mortgage Corp. (Class C Stock)	22,022	4,127,143
International Money Express, Inc.*	48,992	905,862
Jackson Financial, Inc. (Class A Stock)(a)	16,966	1,547,808
Marqeta, Inc. (Class A Stock)*	114,333	562,518
Merchants Bancorp	48,663	2,187,889
MGIC Investment Corp.(a)	129,269	3,309,286
Mr. Cooper Group, Inc.*	49,297	4,544,198
NCR Atleos Corp.*	14,300	407,979
NMI Holdings, Inc.*	56,636	2,332,837
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	105,687	909,965
Payoneer Global, Inc.*	38,100	286,893
PennyMac Financial Services, Inc.(a)	53,886	6,141,388
Radian Group, Inc.(a)	70,137	2,433,053
Repay Holdings Corp.*	20,257	165,297
Shift4 Payments, Inc. (Class A Stock)*(a)	21,029	1,863,169
StoneCo Ltd. (Brazil) (Class A Stock)*	23,815	268,157
Voya Financial, Inc.(a)	25,706	2,036,429
Walker & Dunlop, Inc.(a)	13,419	1,524,264
Western Union Co. (The)	64,700	771,871
		48,183,451
Food Products — 1.2%
Cal-Maine Foods, Inc.	28,069	2,100,684
Dole PLC	106,741	1,738,811
Fresh Del Monte Produce, Inc.	17,874	527,998
Hain Celestial Group, Inc. (The)*	84,800	731,824
John B. Sanfilippo & Son, Inc.	2,194	206,916
Lancaster Colony Corp.	4,406	777,967
Nomad Foods Ltd. (United Kingdom)	75,329	1,435,771
Simply Good Foods Co. (The)*	50,109	1,742,290
Utz Brands, Inc.(a)	118,601	2,099,238
WK Kellogg Co.	36,100	617,671
		11,979,170
Gas Utilities — 1.0%
Chesapeake Utilities Corp.(a)	14,047	1,744,216
New Jersey Resources Corp.	31,618	1,492,370
Northwest Natural Holding Co.	38,359	1,565,814
ONE Gas, Inc.(a)	39,059	2,906,771
Southwest Gas Holdings, Inc.	18,306	1,350,250
Spire, Inc.	22,321	1,501,980
		10,561,401
Ground Transportation — 0.3%
ArcBest Corp.	8,135	882,241
Marten Transport Ltd.	75,223	1,331,447
PAM Transportation Services, Inc.*	1,587	29,359
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Schneider National, Inc. (Class B Stock)	21,600	$616,464
		2,859,511
Health Care Equipment & Supplies — 1.7%
Alphatec Holdings, Inc.*(a)	73,242	407,226
Embecta Corp.	13,200	186,120
Enovis Corp.*(a)	23,839	1,026,269
Envista Holdings Corp.*	50,700	1,001,832
Globus Medical, Inc. (Class A Stock)*	18,695	1,337,440
Haemonetics Corp.*	21,198	1,703,895
ICU Medical, Inc.*	11,338	2,066,010
Inari Medical, Inc.*(a)	8,724	359,778
Inmode Ltd.*(a)	106,590	1,806,700
Integer Holdings Corp.*	10,321	1,341,730
Lantheus Holdings, Inc.*(a)	12,596	1,382,411
Merit Medical Systems, Inc.*	12,017	1,187,640
Omnicell, Inc.*	25,220	1,099,592
OraSure Technologies, Inc.*	66,417	283,601
QuidelOrtho Corp.*	20,685	943,236
Utah Medical Products, Inc.	6,100	408,151
Zynex, Inc.*(a)	47,400	386,784
		16,928,415
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	23,812	1,509,919
Addus HomeCare Corp.*	22,250	2,959,918
AMN Healthcare Services, Inc.*	31,653	1,341,771
National Research Corp.	8,700	198,882
NeoGenomics, Inc.*	123,307	1,818,778
Option Care Health, Inc.*	26,681	835,115
Patterson Cos., Inc.	32,200	703,248
Pediatrix Medical Group, Inc.*	172,775	2,002,462
Select Medical Holdings Corp.	16,000	557,920
Surgery Partners, Inc.*	24,799	799,520
		12,727,533
Health Care REITs — 0.3%
American Healthcare REIT, Inc.	14,674	382,991
CareTrust REIT, Inc.	20,053	618,836
Community Healthcare Trust, Inc.	7,529	136,651
Sabra Health Care REIT, Inc.(a)	95,909	1,784,867
		2,923,345
Health Care Technology — 0.3%
Evolent Health, Inc. (Class A Stock)*(a)	94,069	2,660,272
Health Catalyst, Inc.*	49,923	406,373
TruBridge, Inc.*	28,100	336,076
		3,402,721
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.	179,504	2,665,634
Chatham Lodging Trust	9,592	81,724
DiamondRock Hospitality Co.	114,228	997,210
Park Hotels & Resorts, Inc.	51,000	719,100
Pebblebrook Hotel Trust	99,021	1,310,048
RLJ Lodging Trust	257,716	2,365,833

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotel & Resort REITs (cont’d.)
Ryman Hospitality Properties, Inc.	10,605	$1,137,280
Xenia Hotels & Resorts, Inc.	50,354	743,729
		10,020,558
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.*	62,000	720,440
Bloomin’ Brands, Inc.(a)	45,800	757,074
Bowlero Corp. (Class A Stock)(a)	144,455	1,695,902
Boyd Gaming Corp.	23,957	1,548,820
Brinker International, Inc.*	19,800	1,515,294
Dave & Buster’s Entertainment, Inc.*(a)	11,300	384,765
Denny’s Corp.*	83,500	538,575
El Pollo Loco Holdings, Inc.*	68,285	935,504
Everi Holdings, Inc.*	67,500	886,950
First Watch Restaurant Group, Inc.*	31,888	497,453
Hilton Grand Vacations, Inc.*(a)	15,300	555,696
International Game Technology PLC	96,815	2,062,159
Krispy Kreme, Inc.	67,627	726,314
Life Time Group Holdings, Inc.*(a)	28,198	688,595
Light & Wonder, Inc.*	3,058	277,452
Lindblad Expeditions Holdings, Inc.*	18,106	167,481
Marriott Vacations Worldwide Corp.	10,700	786,236
Monarch Casino & Resort, Inc.	9,300	737,211
Papa John’s International, Inc.(a)	9,900	533,313
Playa Hotels & Resorts NV*	49,000	379,750
Red Rock Resorts, Inc. (Class A Stock)(a)	26,123	1,422,136
Six Flags Entertainment Corp.	26,706	1,076,519
Sweetgreen, Inc. (Class A Stock)*(a)	13,544	480,135
Travel + Leisure Co.	49,053	2,260,362
United Parks & Resorts, Inc.*(a)	25,923	1,311,704
Wyndham Hotels & Resorts, Inc.(a)	14,676	1,146,783
		24,092,623
Household Durables — 3.2%
Beazer Homes USA, Inc.*	63,860	2,182,096
Century Communities, Inc.	11,472	1,181,387
Champion Homes, Inc.*	3,239	307,219
Green Brick Partners, Inc.*	17,512	1,462,602
Helen of Troy Ltd.*(a)	15,380	951,253
Hovnanian Enterprises, Inc. (Class A Stock)*	1,191	243,405
Installed Building Products, Inc.(a)	7,386	1,818,950
KB Home	25,039	2,145,592
Landsea Homes Corp.*	6,257	77,274
La-Z-Boy, Inc.	30,383	1,304,342
Legacy Housing Corp.*	7,400	202,390
Leggett & Platt, Inc.	34,900	475,338
LGI Homes, Inc.*	4,000	474,080
M/I Homes, Inc.*	28,147	4,823,270
Meritage Homes Corp.	40,883	8,383,877
Taylor Morrison Home Corp.*	41,629	2,924,853
Tri Pointe Homes, Inc.*	70,809	3,208,356
		32,166,284
Household Products — 0.1%
Central Garden & Pet Co.*	10,000	364,700
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Central Garden & Pet Co. (Class A Stock)*	6,641	$208,527
Energizer Holdings, Inc.	14,100	447,816
		1,021,043
Independent Power & Renewable Electricity Producers — 0.4%
Clearway Energy, Inc. (Class A Stock)	19,536	556,190
Clearway Energy, Inc. (Class C Stock)	15,823	485,450
Ormat Technologies, Inc.(a)	23,673	1,821,401
Talen Energy Corp.*	7,364	1,312,559
		4,175,600
Industrial REITs — 1.0%
First Industrial Realty Trust, Inc.	23,742	1,329,077
Innovative Industrial Properties, Inc.(a)	7,473	1,005,866
LXP Industrial Trust	178,441	1,793,332
Plymouth Industrial REIT, Inc.	35,468	801,577
STAG Industrial, Inc.	69,799	2,728,443
Terreno Realty Corp.(a)	38,399	2,566,205
		10,224,500
Insurance — 3.5%
Abacus Life, Inc.*	105,793	1,070,625
Ambac Financial Group, Inc.*	49,700	557,137
Assured Guaranty Ltd.	40,496	3,220,242
Axis Capital Holdings Ltd.	48,172	3,834,973
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	31,128	1,550,174
CNO Financial Group, Inc.	117,058	4,108,736
Employers Holdings, Inc.	39,118	1,876,491
Enstar Group Ltd.*	179	57,565
F&G Annuities & Life, Inc.	9,700	433,784
First American Financial Corp.	25,941	1,712,365
Genworth Financial, Inc. (Class A Stock)*	51,798	354,816
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	29,528	571,072
Hanover Insurance Group, Inc. (The)	18,235	2,700,786
Horace Mann Educators Corp.	23,300	814,335
Kemper Corp.	50,467	3,091,104
Lincoln National Corp.	12,200	384,422
Mercury General Corp.	6,900	434,562
Oscar Health, Inc. (Class A Stock)*	15,516	329,094
ProAssurance Corp.*	29,100	437,664
RLI Corp.(a)	2,929	453,936
Selective Insurance Group, Inc.	1,959	182,775
SiriusPoint Ltd. (Sweden)*	34,700	497,598
Skyward Specialty Insurance Group, Inc.*	58,752	2,392,969
Stewart Information Services Corp.	8,800	657,712
TWFG, Inc.*(a)	32,578	883,515
United Fire Group, Inc.	9,900	207,207
White Mountains Insurance Group Ltd.	1,842	3,124,400
		35,940,059
Interactive Media & Services — 0.3%
Cars.com, Inc.*	82,498	1,382,666

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
QuinStreet, Inc.*	13,440	$257,107
Shutterstock, Inc.(a)	16,756	592,660
ZoomInfo Technologies, Inc.*	36,800	379,776
		2,612,209
IT Services — 0.7%
ASGN, Inc.*	52,413	4,886,464
Hackett Group, Inc. (The)	37,959	997,183
Information Services Group, Inc.	18,205	60,076
Unisys Corp.*	138,014	783,920
		6,727,643
Leisure Products — 0.5%
Funko, Inc. (Class A Stock)*	52,875	646,132
JAKKS Pacific, Inc.*	22,418	572,107
Johnson Outdoors, Inc. (Class A Stock)	9,800	354,760
Peloton Interactive, Inc. (Class A Stock)*	82,939	388,155
Polaris, Inc.(a)	10,100	840,724
Solo Brands, Inc. (Class A Stock)*	162,346	228,908
Topgolf Callaway Brands Corp.*	95,563	1,049,282
Vista Outdoor, Inc.*	19,700	771,846
		4,851,914
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.*	94,229	482,452
Cytek Biosciences, Inc.*	60,357	334,378
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	86,210	716,405
		1,533,235
Machinery — 3.3%
Albany International Corp. (Class A Stock)	6,800	604,180
Allison Transmission Holdings, Inc.	32,784	3,149,559
Atmus Filtration Technologies, Inc.	57,280	2,149,718
Barnes Group, Inc.	46,565	1,881,692
Blue Bird Corp.*	36,121	1,732,363
Douglas Dynamics, Inc.	13,700	377,846
Enpro, Inc.	12,971	2,103,637
ESCO Technologies, Inc.	28,634	3,693,213
Federal Signal Corp.	5,651	528,143
Gates Industrial Corp. PLC*	184,685	3,241,222
Greenbrier Cos., Inc. (The)(a)	14,500	737,905
Hillenbrand, Inc.	14,600	405,880
Hillman Solutions Corp.*	76,240	805,094
Kennametal, Inc.	16,300	422,659
L.B. Foster Co. (Class A Stock)*	10,000	204,300
Lindsay Corp.(a)	5,000	623,200
Miller Industries, Inc.	6,200	378,200
Mueller Industries, Inc.(a)	29,649	2,196,991
Proto Labs, Inc.*	19,600	575,652
REV Group, Inc.	54,924	1,541,167
SPX Technologies, Inc.*	5,067	807,984
Standex International Corp.	9,467	1,730,378
Terex Corp.	42,554	2,251,532
Timken Co. (The)(a)	9,800	826,042
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Titan International, Inc.*	39,027	$317,290
Wabash National Corp.	40,100	769,519
		34,055,366
Marine Transportation — 0.4%
Costamare, Inc. (Monaco)	22,418	352,411
Matson, Inc.	21,835	3,114,108
Safe Bulkers, Inc. (Monaco)	39,326	203,708
		3,670,227
Media — 1.4%
AMC Networks, Inc. (Class A Stock)*(a)	23,809	206,900
EchoStar Corp. (Class A Stock)*(a)	11,064	274,608
Emerald Holding, Inc.	35,178	175,538
Gray Television, Inc.	32,016	171,606
Integral Ad Science Holding Corp.*	20,523	221,854
John Wiley & Sons, Inc. (Class A Stock)	22,807	1,100,438
Magnite, Inc.*	216,877	3,003,746
National CineMedia, Inc.*	23,600	166,380
Nexstar Media Group, Inc.(a)	19,897	3,289,969
Stagwell, Inc.*	235,976	1,656,552
TEGNA, Inc.	244,257	3,854,375
		14,121,966
Metals & Mining — 1.5%
Arch Resources, Inc.	11,426	1,578,616
Carpenter Technology Corp.	2,626	419,057
Coeur Mining, Inc.*	44,197	304,075
Commercial Metals Co.	105,655	5,806,799
Constellium SE*	117,234	1,906,225
Eldorado Gold Corp. (Turkey)*	82,233	1,428,387
Hecla Mining Co.	154,314	1,029,274
SunCoke Energy, Inc.	62,005	538,204
Tredegar Corp.*	49,400	360,126
Warrior Met Coal, Inc.	28,633	1,829,649
		15,200,412
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc.(a)	38,400	352,896
Ares Commercial Real Estate Corp.(a)	57,500	402,500
BrightSpire Capital, Inc.	141,100	790,160
Claros Mortgage Trust, Inc.	21,700	162,533
Dynex Capital, Inc.	13,212	168,585
Granite Point Mortgage Trust, Inc.	87,779	278,259
Great Ajax Corp.	51,508	171,522
KKR Real Estate Finance Trust, Inc.	22,569	278,727
Ladder Capital Corp.	268,232	3,111,491
MFA Financial, Inc.	58,872	748,852
Redwood Trust, Inc.(a)	331,339	2,561,250
TPG RE Finance Trust, Inc.	51,303	437,615
		9,464,390
Multi-Utilities — 0.6%
Avista Corp.	26,220	1,016,025

A7

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Black Hills Corp.	28,749	$1,757,139
Northwestern Energy Group, Inc.	29,290	1,675,974
Unitil Corp.	35,032	2,122,238
		6,571,376
Office REITs — 0.8%
Brandywine Realty Trust	72,514	394,476
City Office REIT, Inc.	17,483	102,101
COPT Defense Properties	69,714	2,114,426
Cousins Properties, Inc.	102,303	3,015,892
Equity Commonwealth*	22,215	442,078
Paramount Group, Inc.	42,131	207,285
Piedmont Office Realty Trust, Inc. (Class A Stock)	75,014	757,641
SL Green Realty Corp.(a)	19,513	1,358,300
		8,392,199
Oil, Gas & Consumable Fuels — 4.4%
Baytex Energy Corp. (Canada)	237,189	704,451
Berry Corp.	91,200	468,768
California Resources Corp.(a)	32,740	1,717,868
Chord Energy Corp.	1,910	248,739
Civitas Resources, Inc.	30,157	1,528,055
CNX Resources Corp.*	8,353	272,057
CONSOL Energy, Inc.(a)	3,862	404,158
Crescent Energy Co. (Class A Stock)	128,550	1,407,623
CVR Energy, Inc.(a)	32,093	739,102
Delek US Holdings, Inc.(a)	64,053	1,200,994
DHT Holdings, Inc.	99,105	1,093,128
Dorian LPG Ltd.(a)	18,615	640,728
Excelerate Energy, Inc. (Class A Stock)	15,100	332,351
Gulfport Energy Corp.*	17,807	2,695,089
International Seaways, Inc.	26,945	1,389,284
Kosmos Energy Ltd. (Ghana)*(a)	313,731	1,264,336
Magnolia Oil & Gas Corp. (Class A Stock)(a)	28,979	707,667
Matador Resources Co.	23,111	1,142,146
Murphy Oil Corp.	91,355	3,082,318
NextDecade Corp.*	150,600	709,326
Northern Oil & Gas, Inc.(a)	19,100	676,331
Ovintiv, Inc.	16,035	614,301
Par Pacific Holdings, Inc.*	44,130	776,688
PBF Energy, Inc. (Class A Stock)	61,504	1,903,549
Peabody Energy Corp.	66,149	1,755,595
Permian Resources Corp.	56,190	764,746
REX American Resources Corp.*	18,418	852,569
Scorpio Tankers, Inc. (Monaco)	24,027	1,713,125
SM Energy Co.(a)	88,646	3,543,181
Talos Energy, Inc.*(a)	69,000	714,150
Teekay Tankers Ltd. (Canada) (Class A Stock)	12,405	722,591
Uranium Energy Corp.*(a)	52,475	325,870
VAALCO Energy, Inc.	85,200	489,048
Viper Energy, Inc.(a)	87,731	3,957,545
Vital Energy, Inc.*	20,400	548,760
World Kinect Corp.(a)	128,112	3,959,942
		45,066,179
	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 0.1%
Mercer International, Inc. (Germany)	41,800	$282,986
Sylvamo Corp.	5,500	472,175
		755,161
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*(a)	14,300	646,503
Blade Air Mobility, Inc.*	25,087	73,756
JetBlue Airways Corp.*(a)	16,391	107,525
SkyWest, Inc.*	15,848	1,347,397
Sun Country Airlines Holdings, Inc.*	16,700	187,207
		2,362,388
Personal Care Products — 0.6%
BellRing Brands, Inc.*	33,315	2,022,887
Edgewell Personal Care Co.	54,213	1,970,100
Herbalife Ltd.*(a)	99,100	712,529
Honest Co., Inc. (The)*	30,140	107,600
Inter Parfums, Inc.	1,500	194,220
Medifast, Inc.(a)	17,400	333,036
Nu Skin Enterprises, Inc. (Class A Stock)	33,200	244,684
Olaplex Holdings, Inc.*	114,734	269,625
		5,854,681
Pharmaceuticals — 0.6%
Amneal Pharmaceuticals, Inc.*	101,087	841,044
Amphastar Pharmaceuticals, Inc.*(a)	14,800	718,244
ANI Pharmaceuticals, Inc.*	17,598	1,049,897
BioAge Labs, Inc.*	23,992	499,034
Intra-Cellular Therapies, Inc.*	6,566	480,434
Organon & Co.	40,800	780,504
Pacira BioSciences, Inc.*	54,824	825,101
Prestige Consumer Healthcare, Inc.*	7,592	547,383
		5,741,641
Professional Services — 1.8%
Barrett Business Services, Inc.	35,983	1,349,722
Concentrix Corp.(a)	22,342	1,145,028
First Advantage Corp.*(a)	97,613	1,937,618
Forrester Research, Inc.*	11,000	198,110
FTI Consulting, Inc.*	6,552	1,490,973
Heidrick & Struggles International, Inc.	17,706	688,055
Huron Consulting Group, Inc.*	14,278	1,552,019
ICF International, Inc.	930	155,115
Insperity, Inc.	6,200	545,600
Kelly Services, Inc. (Class A Stock)	56,767	1,215,381
Kforce, Inc.	12,300	755,835
Korn Ferry	33,041	2,486,005
ManpowerGroup, Inc.	11,400	838,128
Maximus, Inc.	9,200	857,072
NV5 Global, Inc.*	2,713	253,611
Resources Connection, Inc.	55,500	538,350
Science Applications International Corp.(a)	15,133	2,107,573
TrueBlue, Inc.*	67,000	528,630
		18,642,825

A8

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.*	71,813	$364,810
Cushman & Wakefield PLC*	215,183	2,932,944
Newmark Group, Inc. (Class A Stock)(a)	197,194	3,062,423
Opendoor Technologies, Inc.*(a)	220,590	441,180
RMR Group, Inc. (The) (Class A Stock)	12,800	324,864
Seritage Growth Properties (Class A Stock)*(a)	90,800	422,220
		7,548,441
Residential REITs — 0.4%
Independence Realty Trust, Inc.(a)	169,758	3,480,039
UMH Properties, Inc.	10,539	207,302
Veris Residential, Inc.	17,852	318,837
		4,006,178
Retail REITs — 1.6%
Acadia Realty Trust	87,775	2,060,957
Agree Realty Corp.(a)	31,599	2,380,353
Alexander’s, Inc.	2,500	605,900
InvenTrust Properties Corp.	24,531	695,944
Kimco Realty Corp.	11,528	267,680
Kite Realty Group Trust(a)	68,279	1,813,490
Macerich Co. (The)(a)	57,220	1,043,693
Phillips Edison & Co., Inc.(a)	46,519	1,754,231
Retail Opportunity Investments Corp.	110,824	1,743,262
SITE Centers Corp.	64,330	3,891,965
		16,257,475
Semiconductors & Semiconductor Equipment — 1.1%
Ambarella, Inc.*	9,484	534,945
Amkor Technology, Inc.	25,702	786,481
Axcelis Technologies, Inc.*	20,547	2,154,353
Cohu, Inc.*	25,263	649,259
Diodes, Inc.*(a)	7,800	499,902
Ichor Holdings Ltd.*	44,793	1,424,865
Photronics, Inc.*	55,266	1,368,386
Semtech Corp.*	48,756	2,226,199
Synaptics, Inc.*(a)	6,873	533,208
Ultra Clean Holdings, Inc.*	22,490	898,026
		11,075,624
Software — 1.4%
Adeia, Inc.(a)	247,616	2,949,107
Aurora Innovation, Inc.*	20,722	122,674
Consensus Cloud Solutions, Inc.*	16,807	395,805
Hut 8 Corp. (Canada)*	17,899	219,442
InterDigital, Inc.(a)	30,071	4,258,956
LiveRamp Holdings, Inc.*	63,308	1,568,772
ON24, Inc.*	63,677	389,703
OneSpan, Inc.*	38,146	635,894
Ooma, Inc.*	22,443	255,626
Pegasystems, Inc.	10,852	793,173
Riot Platforms, Inc.*(a)	53,146	394,343
Smartsheet, Inc. (Class A Stock)*	10,095	558,859
Tenable Holdings, Inc.*	23,614	956,839
Verint Systems, Inc.*(a)	22,692	574,788
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Xperi, Inc.*	45,071	$416,456
		14,490,437
Specialized REITs — 0.2%
Outfront Media, Inc.	24,539	451,027
PotlatchDeltic Corp.(a)	36,072	1,625,043
		2,076,070
Specialty Retail — 2.3%
Aaron’s Co., Inc. (The)(a)	56,400	561,180
Abercrombie & Fitch Co. (Class A Stock)*	5,001	699,640
Academy Sports & Outdoors, Inc.(a)	5,990	349,576
Advance Auto Parts, Inc.(a)	10,200	397,698
Asbury Automotive Group, Inc.*(a)	9,563	2,281,636
AutoNation, Inc.*	4,351	778,481
Beyond, Inc.*	17,445	175,846
Caleres, Inc.(a)	43,933	1,451,986
EVgo, Inc.*(a)	39,924	165,285
Foot Locker, Inc.	61,175	1,580,762
Genesco, Inc.*	10,577	287,377
Group 1 Automotive, Inc.	20,313	7,780,692
Haverty Furniture Cos., Inc.	32,112	882,117
Lands’ End, Inc.*	15,334	264,818
MarineMax, Inc.*	11,200	395,024
National Vision Holdings, Inc.*	38,799	423,297
OneWater Marine, Inc. (Class A Stock)*(a)	19,500	466,245
Petco Health & Wellness Co., Inc.*	70,190	319,364
PetMed Express, Inc.(a)	79,600	292,928
Signet Jewelers Ltd.(a)	13,629	1,405,695
Sonic Automotive, Inc. (Class A Stock)(a)	11,000	643,280
Valvoline, Inc.*	37,431	1,566,487
Victoria’s Secret & Co.*	4,544	116,781
		23,286,195
Technology Hardware, Storage & Peripherals — 0.0%
Turtle Beach Corp.*	8,754	134,286
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	10,300	669,294
Crocs, Inc.*(a)	11,966	1,732,796
G-III Apparel Group Ltd.*	26,451	807,285
Oxford Industries, Inc.(a)	6,100	529,236
Steven Madden Ltd.	61,710	3,023,173
		6,761,784
Tobacco — 0.3%
Universal Corp.	21,440	1,138,678
Vector Group Ltd.	106,243	1,585,146
		2,723,824
Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc.*	64,087	5,539,039
BlueLinx Holdings, Inc.*	4,640	489,149
Boise Cascade Co.	19,056	2,686,515
DNOW, Inc.*	158,351	2,047,478

A9

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
DXP Enterprises, Inc.*	12,772	$681,514
Global Industrial Co.	10,779	366,163
GMS, Inc.*	3,824	346,340
Hudson Technologies, Inc.*	17,678	147,434
McGrath RentCorp	3,800	400,064
MRC Global, Inc.*	74,608	950,506
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	9,400	808,964
Rush Enterprises, Inc. (Class A Stock)	57,454	3,035,295
Titan Machinery, Inc.*	32,300	449,939
WESCO International, Inc.	6,567	1,103,125
		19,051,525
Water Utilities — 0.1%
American States Water Co.	5,805	483,498
Consolidated Water Co., Ltd.	16,447	414,629
		898,127
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	45,894	329,519
Spok Holdings, Inc.	13,206	198,883
Telephone & Data Systems, Inc.	30,705	713,891
		1,242,293

Total Common Stocks (cost $862,914,651)		973,391,067
Unaffiliated Exchange-Traded Funds — 3.2%
iShares Russell 2000 Value ETF	96,878	16,161,188
Vanguard Small-Cap Value ETF	83,771	16,819,541

Total Unaffiliated Exchange-Traded Funds (cost $28,895,133)		32,980,729

Total Long-Term Investments (cost $891,809,784)		1,006,371,796
Short-Term Investments — 16.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	14,930,056	14,930,056
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $157,275,546; includes $156,610,111 of cash collateral for securities on loan)(b)(wb)	157,357,190	$157,294,247

Total Short-Term Investments (cost $172,205,602)		172,224,303

TOTAL INVESTMENTS—115.5% (cost $1,064,015,386)		1,178,596,099

Liabilities in excess of other assets(z) — (15.5)%		(158,370,071)

Net Assets — 100.0%		$1,020,226,028

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,467,962; cash collateral of $156,610,111 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
39	Russell 2000 E-Mini Index	Dec. 2024	$4,385,940	$83,552
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10